Schedule of Weighted Average Remaining Lease Term and Discount Rate (Details)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Leases
Weighted-average remaining lease term	2 years 4 months 13 days	2 years 7 months 17 days	2 years 9 months 7 days
Weighted-average discount rate	4.00%	4.00%	4.00%